Distribution Date:	05/17/23	CSAIL 2019-C17 Commercial Mortgage Trust
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C17
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12597BAQ2	2.094400%	19,860,000.00	6,925,573.52	529,955.50	12,087.43	0.00	0.00	542,042.93	6,395,618.02	30.51%	30.00%
A-2	12597BAR0	3.000000%	33,255,000.00	33,255,000.00	0.00	83,137.50	0.00	0.00	83,137.50	33,255,000.00	30.51%	30.00%
A-3	12597BAS8	2.769000%	30,344,000.00	30,344,000.00	0.00	70,018.78	0.00	0.00	70,018.78	30,344,000.00	30.51%	30.00%
A-4	12597BAT6	2.762800%	200,000,000.00	200,000,000.00	0.00	460,466.67	0.00	0.00	460,466.67	200,000,000.00	30.51%	30.00%
A-5	12597BAU3	3.016100%	236,350,000.00	236,350,000.00	0.00	594,046.03	0.00	0.00	594,046.03	236,350,000.00	30.51%	30.00%
A-SB	12597BAV1	2.956600%	40,481,000.00	40,481,000.00	0.00	99,738.44	0.00	0.00	99,738.44	40,481,000.00	30.51%	30.00%
A-S	12597BAY5	3.278300%	47,025,000.00	47,025,000.00	0.00	128,468.38	0.00	0.00	128,468.38	47,025,000.00	24.54%	24.13%
B	12597BAZ2	3.480200%	36,018,000.00	36,018,000.00	0.00	104,458.20	0.00	0.00	104,458.20	36,018,000.00	19.96%	19.63%
C	12597BBA6	3.933900%	39,021,000.00	39,021,000.00	0.00	127,920.59	0.00	0.00	127,920.59	39,021,000.00	15.00%	14.75%
D	12597BAC3	2.500000%	31,456,000.00	31,456,000.00	0.00	65,533.33	0.00	0.00	65,533.33	31,456,000.00	11.01%	10.82%
E-RR	12597BAF6	4.271496%	15,568,000.00	15,568,000.00	0.00	55,415.55	0.00	0.00	55,415.55	15,568,000.00	9.03%	8.88%
F-RR	12597BAH2	4.271496%	22,012,000.00	22,012,000.00	0.00	78,353.48	0.00	0.00	78,353.48	22,012,000.00	6.23%	6.13%
G-RR	12597BAK5	4.271496%	9,004,000.00	9,004,000.00	0.00	32,050.46	0.00	0.00	32,050.46	9,004,000.00	5.09%	5.00%
NR-RR*	12597BAM1	4.271496%	40,021,493.00	40,021,493.00	0.00	141,069.44	0.00	0.00	141,069.44	40,021,493.00	0.00%	0.00%
Z	12597BBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597BAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			800,415,493.00	787,481,066.52	529,955.50	2,052,764.28	0.00	0.00	2,582,719.78	786,951,111.02

X-A	12597BAW9	1.348191%	607,315,000.00	594,380,573.52	0.00	667,782.21	0.00	0.00	667,782.21	593,850,618.02
X-B	12597BAX7	0.555368%	75,039,000.00	75,039,000.00	0.00	34,728.56	0.00	0.00	34,728.56	75,039,000.00
X-D	12597BAA7	1.771496%	31,456,000.00	31,456,000.00	0.00	46,436.83	0.00	0.00	46,436.83	31,456,000.00
Notional SubTotal			713,810,000.00	700,875,573.52	0.00	748,947.60	0.00	0.00	748,947.60	700,345,618.02

Deal Distribution Total					529,955.50	2,801,711.88	0.00	0.00	3,331,667.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597BAQ2	348.71971400	26.68456697	0.60863192	0.00000000	0.00000000	0.00000000	0.00000000	27.29319889	322.03514703
A-2	12597BAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
A-3	12597BAS8	1,000.00000000	0.00000000	2.30750000	0.00000000	0.00000000	0.00000000	0.00000000	2.30750000	1,000.00000000
A-4	12597BAT6	1,000.00000000	0.00000000	2.30233335	0.00000000	0.00000000	0.00000000	0.00000000	2.30233335	1,000.00000000
A-5	12597BAU3	1,000.00000000	0.00000000	2.51341667	0.00000000	0.00000000	0.00000000	0.00000000	2.51341667	1,000.00000000
A-SB	12597BAV1	1,000.00000000	0.00000000	2.46383340	0.00000000	0.00000000	0.00000000	0.00000000	2.46383340	1,000.00000000
A-S	12597BAY5	1,000.00000000	0.00000000	2.73191664	0.00000000	0.00000000	0.00000000	0.00000000	2.73191664	1,000.00000000
B	12597BAZ2	1,000.00000000	0.00000000	2.90016658	0.00000000	0.00000000	0.00000000	0.00000000	2.90016658	1,000.00000000
C	12597BBA6	1,000.00000000	0.00000000	3.27824992	0.00000000	0.00000000	0.00000000	0.00000000	3.27824992	1,000.00000000
D	12597BAC3	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E-RR	12597BAF6	1,000.00000000	0.00000000	3.55958055	0.00000000	0.00000000	0.00000000	0.00000000	3.55958055	1,000.00000000
F-RR	12597BAH2	1,000.00000000	0.00000000	3.55958023	0.00000000	0.00000000	0.00000000	0.00000000	3.55958023	1,000.00000000
G-RR	12597BAK5	1,000.00000000	0.00000000	3.55958019	0.00000000	0.00000000	0.00000000	0.00000000	3.55958019	1,000.00000000
NR-RR	12597BAM1	1,000.00000000	0.00000000	3.52484201	0.03473833	1.58524921	0.00000000	0.00000000	3.52484201	1,000.00000000
Z	12597BBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597BAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597BAW9	978.70227727	0.00000000	1.09956482	0.00000000	0.00000000	0.00000000	0.00000000	1.09956482	977.82965680
X-B	12597BAX7	1,000.00000000	0.00000000	0.46280681	0.00000000	0.00000000	0.00000000	0.00000000	0.46280681	1,000.00000000
X-D	12597BAA7	1,000.00000000	0.00000000	1.47624714	0.00000000	0.00000000	0.00000000	0.00000000	1.47624714	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	12,087.43	0.00	12,087.43	0.00	0.00	0.00	12,087.43	0.00
A-2	04/01/23 - 04/30/23	30	0.00	83,137.50	0.00	83,137.50	0.00	0.00	0.00	83,137.50	0.00
A-3	04/01/23 - 04/30/23	30	0.00	70,018.78	0.00	70,018.78	0.00	0.00	0.00	70,018.78	0.00
A-4	04/01/23 - 04/30/23	30	0.00	460,466.67	0.00	460,466.67	0.00	0.00	0.00	460,466.67	0.00
A-5	04/01/23 - 04/30/23	30	0.00	594,046.03	0.00	594,046.03	0.00	0.00	0.00	594,046.03	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	99,738.44	0.00	99,738.44	0.00	0.00	0.00	99,738.44	0.00
X-A	04/01/23 - 04/30/23	30	0.00	667,782.21	0.00	667,782.21	0.00	0.00	0.00	667,782.21	0.00
X-B	04/01/23 - 04/30/23	30	0.00	34,728.56	0.00	34,728.56	0.00	0.00	0.00	34,728.56	0.00
X-D	04/01/23 - 04/30/23	30	0.00	46,436.83	0.00	46,436.83	0.00	0.00	0.00	46,436.83	0.00
A-S	04/01/23 - 04/30/23	30	0.00	128,468.38	0.00	128,468.38	0.00	0.00	0.00	128,468.38	0.00
B	04/01/23 - 04/30/23	30	0.00	104,458.20	0.00	104,458.20	0.00	0.00	0.00	104,458.20	0.00
C	04/01/23 - 04/30/23	30	0.00	127,920.59	0.00	127,920.59	0.00	0.00	0.00	127,920.59	0.00
D	04/01/23 - 04/30/23	30	0.00	65,533.33	0.00	65,533.33	0.00	0.00	0.00	65,533.33	0.00
E-RR	04/01/23 - 04/30/23	30	0.00	55,415.55	0.00	55,415.55	0.00	0.00	0.00	55,415.55	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	78,353.48	0.00	78,353.48	0.00	0.00	0.00	78,353.48	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	32,050.46	0.00	32,050.46	0.00	0.00	0.00	32,050.46	0.00
NR-RR	04/01/23 - 04/30/23	30	61,833.65	142,459.72	0.00	142,459.72	1,390.28	0.00	0.00	141,069.44	63,444.04
Totals			61,833.65	2,803,102.16	0.00	2,803,102.16	1,390.28	0.00	0.00	2,801,711.88	63,444.04

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,331,667.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,822,528.62	Master Servicing Fee	11,800.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,774.86
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	328.12
ARD Interest	0.00	Operating Advisor Fee	1,319.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,822,528.62	Total Fees	19,426.43

Principal		Expenses/Reimbursements
Scheduled Principal	529,955.50	Reimbursement for Interest on Advances	840.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	549.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	529,955.50	Total Expenses/Reimbursements	1,390.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,801,711.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	529,955.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,331,667.38
Total Funds Collected	3,352,484.12	Total Funds Distributed	3,352,484.09

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	787,481,067.13	787,481,067.13	Beginning Certificate Balance	787,481,066.52
(-) Scheduled Principal Collections	529,955.50	529,955.50	(-) Principal Distributions	529,955.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	786,951,111.63	786,951,111.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	787,481,067.13	787,481,067.13	Ending Certificate Balance	786,951,111.02
Ending Actual Collateral Balance	786,951,111.63	786,951,111.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP
$9,999,999 or less	11	87,983,104.78	11.18%	74	4.4178	1.787113	1.49 or less	10	230,744,988.37	29.32%	74	4.3048	1.107263
$10,000,000 to $19,999,999	10	145,107,080.73	18.44%	62	4.5417	1.889817	1.50 to 1.74	7	111,987,908.29	14.23%	76	4.5065	1.596444
$20,000,000 to $29,999,999	8	188,463,014.04	23.95%	75	4.1838	1.746169	1.75 to 1.99	5	98,068,358.45	12.46%	64	4.2714	1.833135
$30,000,000 to $39,999,999	2	62,097,978.39	7.89%	55	4.2909	2.504696	2.00 or more	14	300,831,074.84	38.23%	69	4.1855	2.504912
$40,000,000 to $49,999,999	3	122,981,152.01	15.63%	75	4.3257	1.610161	Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
$50,000,000 or more	2	135,000,000.00	17.15%	74	4.0100	1.877778
Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP	Totals	81	786,951,111.63	100.00%	71	4.3009	1.813524
Arkansas	2	19,121,479.52	2.43%	16	4.3000	1.860000
									Property Type³
California	3	55,356,247.05	7.03%	73	4.7263	1.511761
Colorado	1	26,000,000.00	3.30%	76	3.9000	0.580000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	19,194,307.58	2.44%	35	5.1004	1.873038		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	15	89,769,737.64	11.41%	76	4.4338	1.657403	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP
Illinois	6	9,334,015.31	1.19%	74	4.5781	1.868827	Lodging	8	148,302,348.66	18.85%	75	4.4540	1.813190
Indiana	2	1,461,815.00	0.19%	75	4.0320	2.800000	Mixed Use	1	8,500,000.00	1.08%	76	4.4500	1.780000
Louisiana	2	1,111,878.00	0.14%	75	4.0320	2.800000	Multi-Family	16	134,869,399.33	17.14%	76	4.3164	1.774151
Michigan	4	61,348,913.00	7.80%	76	3.5606	2.702199	Office	10	229,805,311.75	29.20%	75	3.9875	1.665994
Mississippi	1	23,963,014.04	3.05%	76	4.6000	1.900000	Retail	39	188,057,291.84	23.90%	65	4.3865	2.076526
Nevada	2	39,934,041.31	5.07%	72	4.1573	2.464271	Self Storage	4	32,097,978.39	4.08%	38	4.8050	2.210000
New Jersey	1	40,000,000.00	5.08%	76	3.6900	1.060000	Totals	81	786,951,111.63	100.00%	71	4.3009	1.813524
New York	2	41,000,000.00	5.21%	76	3.9633	2.340000
North Carolina	5	50,850,123.24	6.46%	52	4.7220	2.198937
Ohio	1	3,825,835.71	0.49%	74	4.9000	1.320000
Oklahoma	1	7,936,948.97	1.01%	74	4.9000	1.140000
South Carolina	3	1,423,453.00	0.18%	75	4.0320	2.800000
Tennessee	3	16,730,260.58	2.13%	76	4.5798	2.640442
Texas	7	78,781,206.44	10.01%	75	4.3309	1.944267
Virginia	2	8,883,231.00	1.13%	76	4.2460	2.109711
Washington	3	75,000,000.00	9.53%	73	4.3780	1.220000
Washington, DC	3	17,900,000.00	2.27%	76	4.4500	1.780000
Wisconsin	6	43,006,912.89	5.47%	75	3.9684	1.939209
Wyoming	1	9,698,909.69	1.23%	75	4.0480	2.380000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP
	3.9999% or less	7	231,450,000.00	29.41%	76	3.7493	1.877846	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	8	100,884,936.33	12.82%	75	4.1226	2.307905	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	9	196,079,610.99	24.92%	69	4.3740	1.622642	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	5	77,721,772.87	9.88%	75	4.6091	2.020959	37 months to 48 months	33	699,580,351.46	88.90%	72	4.2184	1.860195
	4.7500% to 4.9999%	4	93,444,031.27	11.87%	63	4.8324	1.697869	49 months or greater	3	42,051,978.49	5.34%	52	5.3485	1.575433
	5.0000% or more	3	42,051,978.49	5.34%	52	5.3485	1.575433	Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
	Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP
	84 months or less	36	741,632,329.95	94.24%	71	4.2825	1.844048	Interest Only	11	266,493,000.00	33.86%	74	4.2406	1.891481
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	2	15,013,319.37	1.91%	75	4.7115	1.342676
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	23	460,126,010.58	58.47%	69	4.2927	1.832935
	Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	45,318,781.68	5.76%	75	4.6025	NAP			No outstanding loans in this group
Underwriter's Information		3	81,359,103.91	10.34%	75	4.5129	1.568154
	12 months or less	30	634,180,226.04	80.59%	70	4.2614	1.850390
	13 months to 24 months	3	26,093,000.00	3.32%	75	4.0763	2.550163
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	786,951,111.63	100.00%	71	4.3009	1.813524
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30502948	OF	Seattle	WA	Actual/360	4.378%	273,625.00	0.00	0.00	N/A	06/05/29	--	75,000,000.00	75,000,000.00	05/05/23
2	30316768	OF	Caledonia Township	MI	Actual/360	3.550%	177,500.00	0.00	0.00	N/A	09/09/29	--	60,000,000.00	60,000,000.00	05/09/23
3	30502993	LO	Plano	TX	Actual/360	4.450%	156,477.05	70,196.39	0.00	N/A	07/05/29	--	42,196,057.54	42,125,861.15	05/05/23
4	30502960	MF	Various	GA	Actual/360	4.820%	164,329.18	56,538.29	0.00	N/A	09/05/29	--	40,911,829.15	40,855,290.86	05/05/23
5	30503178	OF	Morristown	NJ	Actual/360	3.690%	123,000.00	0.00	0.00	N/A	09/05/29	--	40,000,000.00	40,000,000.00	05/05/23
6	30316770	SS	Various	NC	Actual/360	4.805%	128,703.98	44,535.34	0.00	N/A	07/01/26	--	32,142,513.73	32,097,978.39	05/01/23
7	30503866	RT	Las Vegas	NV	Actual/360	3.741%	93,520.00	0.00	0.00	N/A	07/01/29	--	30,000,000.00	30,000,000.00	05/01/23
8	30316771	OF	Brookfield	WI	Actual/360	3.890%	90,604.58	0.00	0.00	08/01/29	08/01/31	--	27,950,000.00	27,950,000.00	05/01/23
9	30503793	MF	Athens	GA	Actual/360	3.970%	89,325.00	0.00	0.00	N/A	09/05/29	--	27,000,000.00	27,000,000.00	05/05/23
10	30316772	LO	Fort Collins	CO	Actual/360	3.900%	84,500.00	0.00	0.00	N/A	09/01/29	--	26,000,000.00	26,000,000.00	05/01/23
11	30503087	RT	Madison	MS	Actual/360	4.600%	91,981.97	32,283.02	0.00	N/A	09/05/29	--	23,995,297.06	23,963,014.04	05/05/23
12A1	30503751	RT	West Covina	CA	Actual/360	4.280%	49,383.13	23,437.29	0.00	N/A	09/06/29	--	13,845,738.09	13,822,300.80	05/06/23
12A2	30503752				Actual/360	4.280%	30,132.08	14,300.72	0.00	N/A	09/06/29	--	8,448,246.95	8,433,946.23	05/06/23
13	30316773	MF	Fort Worth	TX	Actual/360	4.141%	77,825.00	0.00	0.00	N/A	09/06/29	--	22,550,000.00	22,550,000.00	05/06/23
14	30316774	MF	Fayetteville	NC	Actual/360	4.100%	76,123.23	32,596.40	0.00	N/A	09/06/29	--	22,279,969.86	22,247,373.46	05/06/23
15	30316775	MF	Hartsdale	NY	Actual/360	3.787%	64,687.58	0.00	0.00	N/A	09/01/29	--	20,500,000.00	20,500,000.00	05/01/23
16	30503176	LO	Lake George	NY	Actual/360	4.140%	70,725.00	0.00	0.00	N/A	09/05/29	--	20,500,000.00	20,500,000.00	05/05/23
17	30316776	RT	Fayetteville	AR	Actual/360	4.300%	68,634.45	32,319.33	0.00	N/A	09/01/24	--	19,153,798.85	19,121,479.52	05/01/23
18	30316778	LO	Garden Grove	CA	Actual/360	5.253%	87,555.00	0.00	0.00	N/A	03/11/29	--	20,000,000.00	20,000,000.00	05/11/23
19	30503085	LO	Charlotte	NC	Actual/360	4.580%	71,687.49	30,602.47	0.00	N/A	09/05/29	--	18,782,747.32	18,752,144.85	05/05/23
20A2	30316779	Various Various		Various	Actual/360	4.032%	33,600.00	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	05/01/23
20A3	30316780				Actual/360	4.032%	33,408.48	0.00	0.00	N/A	08/01/29	--	9,943,000.00	9,943,000.00	05/01/23
21	30503076	Various Washington		DC	Actual/360	4.450%	66,379.17	0.00	0.00	N/A	09/05/29	--	17,900,000.00	17,900,000.00	05/05/23
22	30503388	MF	Memphis	TN	Actual/360	4.650%	57,543.93	19,801.59	0.00	N/A	09/05/29	--	14,850,045.17	14,830,243.58	05/05/23
23	30316781	OF	Atlanta	GA	Actual/360	4.180%	45,036.05	19,848.08	0.00	N/A	08/01/29	--	12,929,009.83	12,909,161.75	05/01/23
24	30502810	OF	Pacific Palisades	CA	Actual/360	4.680%	51,090.00	0.00	0.00	N/A	05/05/29	--	13,100,000.00	13,100,000.00	05/05/23
25	30503349	RT	Various	Various	Actual/360	4.900%	51,331.36	17,132.39	0.00	N/A	07/06/29	--	12,570,945.44	12,553,813.05	05/06/23
26	30316782	RT	Spring Hill	FL	Actual/360	5.451%	55,124.96	17,441.37	0.00	N/A	04/06/24	--	12,135,378.55	12,117,937.18	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30502959	MF	Myrtle Beach	SC	Actual/360	5.250%	51,184.24	15,080.20	0.00	N/A	06/05/29	--	11,699,254.77	11,684,174.57	05/05/23
28	30503102	MF	Waxhaw	NC	Actual/360	4.920%	46,751.15	15,486.18	0.00	N/A	09/05/29	--	11,402,719.83	11,387,233.65	05/05/23
29	30315624	RT	Las Vegas	NV	Actual/360	5.415%	44,878.66	11,368.09	0.00	N/A	11/05/28	--	9,945,409.40	9,934,041.31	05/05/23
30	30503573	RT	Casper	WY	Actual/360	4.048%	32,769.10	15,249.57	0.00	N/A	08/06/29	--	9,714,159.26	9,698,909.69	05/06/23
31	30503471	MF	Windsor	WI	Actual/360	4.167%	31,760.79	12,855.19	0.00	N/A	08/05/29	--	9,146,720.08	9,133,864.89	05/05/23
32	30316783	LO	El Reno	OK	Actual/360	4.900%	32,500.97	22,472.33	0.00	N/A	07/01/29	--	7,959,421.30	7,936,948.97	05/01/23
33	30316784	LO	Crestview	FL	Actual/360	4.500%	26,597.67	16,340.39	0.00	N/A	09/01/29	--	7,092,710.79	7,076,370.40	05/01/23
34	30503086	RT	Richmond	VA	Actual/360	4.280%	27,338.50	0.00	0.00	N/A	09/05/29	--	7,665,000.00	7,665,000.00	05/05/23
35	30502724	LO	Lakeway	TX	Actual/360	4.250%	20,970.54	10,070.87	0.00	N/A	09/05/29	--	5,921,094.16	5,911,023.29	05/05/23
36	30316785	RT	Douglasville	GA	Actual/360	4.220%	21,627.50	0.00	0.00	09/01/29	08/01/34	--	6,150,000.00	6,150,000.00	05/01/23
37	30316786	RT	Coppell	TX	Actual/360	4.390%	22,315.83	0.00	0.00	08/01/29	07/01/34	--	6,100,000.00	6,100,000.00	05/01/23
Totals							2,822,528.62	529,955.50	0.00				787,481,067.13	786,951,111.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,921,961.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,504,871.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,445,287.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,447,608.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,595,639.18	864,689.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,654,966.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	80,081,595.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,778,512.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,357,568.44	2,363,023.68	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	132,556.24	0.00
10	2,835,524.98	216,913.16	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,335,747.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	2,366,292.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	2,366,292.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,677,377.79	0.00	--	--	--	0.00	0.00	0.00	0.00	19,596.58	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	950,033.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,295,066.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,479,109.21	1,174,912.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	17,515,824.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,965,709.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	11,600,478.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	11,600,478.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,452,195.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,000,947.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,036,467.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,013,630.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,118,148.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,004,159.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,589,756.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,893,560.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	780,492.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	540,702.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	922,508.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	762,143.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	86,596.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	657,348.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	663,009.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	210,297,613.71	4,619,539.41				0.00	0.00	0.00	0.00	152,152.82	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.300902%	4.271300%	71
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.301114%	4.271511%	72
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.301312%	4.271709%	73
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.301559%	4.271956%	74
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.301748%	4.272145%	75
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.301939%	4.272336%	76
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302145%	4.272542%	77
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302319%	4.272716%	78
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302491%	4.272888%	79
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302639%	4.273036%	80
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302771%	4.273167%	81
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.302916%	4.273313%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		12,117,937	12,117,937		0	0
13 - 24 Months		19,121,480	19,121,480		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		32,097,978	32,097,978		0	0
49 - 60 Months		0	0		0	0
> 60 Months		723,613,717	723,613,717		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	786,951,112	786,951,112	0	0	0	0
Apr-23	787,481,067	787,481,067	0	0	0	0
Mar-23	787,964,161	787,964,161	0	0	0	0
Feb-23	788,580,052	788,580,052	0	0	0	0
Jan-23	789,058,790	789,058,790	0	0	0	0
Dec-22	789,535,634	789,535,634	0	0	0	0
Nov-22	790,055,683	790,055,683	0	0	0	0
Oct-22	790,519,007	790,519,007	0	0	0	0
Sep-22	791,002,373	791,002,373	0	0	0	0
Aug-22	791,412,040	791,412,040	0	0	0	0
Jul-22	791,763,898	791,763,898	0	0	0	0
Jun-22	792,148,018	792,148,018	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30502948	0.00	4.37800%	0.00	4.37800%	8	02/08/22	02/08/22	04/27/22
12A1	30503751	0.00	4.28000%	0.00	4.28000%	8	02/28/22	02/28/22	03/11/22
12A2	30503752	0.00	4.28000%	0.00	4.28000%	8	02/28/22	02/28/22	03/11/22
19	30503085	0.00	4.58000%	0.00	4.58000%	8	02/09/21	02/09/21	10/15/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	840.55	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	549.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	549.73	0.00	0.00	0.00	840.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,390.28

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C17 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

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